NET LOSS PER SHARE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Reconciliation of Actual Basic and Diluted Earnings Per Share
The following table reconciles actual basic and diluted earnings per share for the three months ended March 31, 2023 and 2022, respectively (in thousands, except share and per share data).

	Three Months Ended March 31,
	2023	2022
Loss per share:
Numerator:
Net loss	$ (2,262)	$ (2,866)
Denominator
Weighted-average common shares outstanding
Basic and diluted	26,803,839	13,571,872
Net loss per common share
Basic and diluted	$ (0.08)	$ (0.21)

The following table reconciles actual basic and diluted earnings per share for the years ended December 31, 2022 and 2021, respectively (in thousands, except share and per share data).
	Years Ended December 31,
	2022	2021
Loss per share:
Numerator:
Net loss	$(13,076)	$(5,750)
Denominator
Weighted-average common shares outstanding
Basic and diluted	22,287,828	17,771,960
Net loss per common share
Basic and diluted	$(0.59)	$(0.32)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the three months ended March 31, 2023 and 2022 were as follows:

	Three Months Ended March 31,
	2023	2022
Shares unvested and subject to exercise of stock options	120,431	4,154,898
Shares subject to outstanding common stock options	2,945,020	2,515,944
Shares subject to convertible notes stock conversion	695,261	—
Shares subject to warrants stock conversion	16,586,980	—
Shares subject to contingent earn out	10,500,000	—
Restricted stock units	1,314,000	—

The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the years ended December 31, 2022 and 2021 were as follows:
	Years Ended December 31,
	2022	2021
Shares unvested and subject to exercise of stock options	144,517	4,628,311
Shares subject to outstanding common stock options	3,250,236	2,174,126
Shares subject to convertible notes stock conversion	816,667	—
Shares subject to warrants stock conversion	16,586,980	—
Shares subject to contingent earn out	10,500,000	—
Restricted stock units	725,000	—